Annual Fund Operating Expenses - Class A C and IS shares - Federated Hermes Prudent Bear Fund	Nov. 30, 2021
A
Operating Expenses:
Management Fee	1.25%
Distribution (12b-1) Fee	none	[1]
Other Expenses Over Assets [Item]
Dividends and Other Expenses Related to Short Sales	1.19%
Other Operating Expenses	0.64%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	3.12%
Fee Waivers and/or Expense Reimbursements	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	3.01%
C
Operating Expenses:
Management Fee	1.25%
Distribution (12b-1) Fee	0.75%
Other Expenses Over Assets [Item]
Dividends and Other Expenses Related to Short Sales	1.19%
Other Operating Expenses	0.65%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	3.88%
Fee Waivers and/or Expense Reimbursements	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	3.76%
IS
Operating Expenses:
Management Fee	1.25%
Distribution (12b-1) Fee	none
Other Expenses Over Assets [Item]
Dividends and Other Expenses Related to Short Sales	1.19%
Other Operating Expenses	0.39%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	2.87%
Fee Waivers and/or Expense Reimbursements	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.76%

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, Dividends and Other Expenses Related to Short Sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.78%, 2.53% and 1.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a)December 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.